Payden Equity Income Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (95%)
Common Stock (91%)
Communication Services (4%
)
70,200 Alphabet Inc., Class A (a) $ 6,939
651,500 AT&T Inc.  13,271
307,900 Comcast Corp., Class A  12,116
74,700 Nexstar Media Group Inc.  15,296
125,200 Walt Disney Co. (a) 13,583
61,205
Consumer Discretionary (5%
)
2,900 AutoZone Inc. (a) 7,073
220,800 Cie Generale des Etablissements Michelin SCA (b) 6,950
65,400 Home Depot Inc.  21,201
83,300 McDonald's Corp.  22,274
108,200 Target Corp.  18,626
76,124
Consumer Staples (9%
)
123,200 Archer-Daniels-Midland Co.  10,207
346,400 Coca-Cola Co.  21,241
37,900 Costco Wholesale Corp.  19,372
266,300 General Mills Inc.  20,867
109,300 Mondelez International Inc., Class A  7,153
127,200 PepsiCo Inc.  21,754
100,594
Energy (11%
)
117,100 Chesapeake Energy Corp.  10,155
142,900 Chevron Corp.  24,867
167,800 Devon Energy Corp.  10,612
251,500 Enbridge Inc. (b)(c) 10,304
729,700 Enterprise Products Partners LP  18,680
375,600 EQT Corp.  12,271
173,900 Exxon Mobil Corp.  20,174
135,600 Phillips 66  13,597
293,900 Tourmaline Oil Corp. (b) 13,697
325,100 Williams Cos. Inc.  10,481
144,838
Financials (16%
)
55,300 Ameriprise Financial Inc.  19,362
193,100 Arthur J Gallagher & Co.  37,794
512,700 Bank of America Corp.  18,191
109,200 BNP Paribas SA (b) 7,467
130,400 Chubb Ltd.  29,665
270,600 Citizens Financial Group Inc.  11,722
51,900 Goldman Sachs Group Inc.  18,986
151,800 JPMorgan Chase & Co.  21,246
388,800 MetLife Inc.  28,390
201,000 Morgan Stanley  19,563
214,500 Toronto-Dominion Bank (b) 14,841
227,227
Healthcare (16%
)
184,600 Abbott Laboratories  20,408
92,400 AbbVie Inc.  13,652
309,900 Bristol Myers Squibb Co.  22,514
233,100 CVS Health Corp.  20,564
71,400 Danaher Corp.  18,877
51,600 Elevance Health Inc.  25,800
79,100 Eli Lilly and Co.  27,222
93,100 Johnson & Johnson  15,214
270,200 Merck & Co. Inc.  29,022
354,300 Pfizer Inc.  15,646
Principal
or Shares Security Description
Value
(000)
43,700 UnitedHealth Group Inc.  $ 21,815
230,734
Industrials (12%
)
96,200 Eaton Corp. PLC  15,605
136,200 Emerson Electric Co.  12,288
87,900 General Dynamics Corp.  20,486
163,000 ITT Inc.  14,929
311,200 Johnson Controls International PLC  21,650
77,700 Raytheon Technologies Corp.  7,758
167,100 Republic Services Inc.  20,857
89,500 Schneider Electric SE (b) 14,432
116,100 United Parcel Service Inc., Class B  21,505
149,510
Materials (3%
)
84,100 CF Industries Holdings Inc.  7,123
94,800 DuPont de Nemours Inc.  7,010
60,600 FMC Corp.  8,068
47,000 Nucor Corp.  7,944
30,145
Technology (10%
)
333,200 Amdocs Ltd.  30,631
134,300 Apple Inc.  19,378
26,800 Broadcom Inc.  15,678
214,700 Cisco Systems Inc.  10,449
194,800 Corning Inc.  6,742
99,100 International Business Machines Corp.  13,352
87,800 Microsoft Corp.  21,758
121,500 Oracle Corp.  10,748
59,100 Paychex Inc.  6,847
97,500 Texas Instruments Inc.  17,278
152,861
Utilities (5%
)
237,400 American Electric Power Co. Inc.  22,306
170,400 Duke Energy Corp.  17,458
415,600 NextEra Energy Inc.  31,016
70,780
Total Common Stock
1,244,018
Preferred Stock (0%)
130,000 Selective Insurance Group Inc., B 4.60%(d) 2,422
Total Preferred Stock
2,422
Real Estate Investment Trust (4%)
48,000 Crown Castle Inc. 7,109
118,200 Prologis Inc. 15,281
129,900 Simon Property Group Inc. 16,687
293,100 VICI Properties Inc. 10,018
Total Real Estate Investment Trust
49,095
Total Stocks (Cost - $1,150,453)
1,295,535
Corporate Bond (1%)
6,000,000 General Motors Financial Co. Inc. B, (3 mo.
LIBOR USD + 3.436%), 6.50% (c)(d)(e) 5,637
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d)(f) 2,481
9,000,000 SVB Financial Group E, (10 yr. US Treasury Yield
Curve Rate T Note Constant Maturity + 3.064%),
4.70% (c)(d)(e) 6,930
Total Corporate Bond (Cost - $16,323)
15,048

Payden Mutual Funds
Payden Equity Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Investment Company (2%)
26,968 Payden Cash Reserves Money Market Fund*
(Cost - $26,968)  $ 26,968
Total Investments (Cost - $1,193,744) (98%)
1,337,551
Other Assets, net of Liabilities (2%)
26,752
Net Assets (100%)
$ 1,364,303
* Affiliated investment.
(a) Non-income producing
(b) Principal in foreign currency.
(c) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $8,286 and the total market value of the collateral held by the Fund is $8,394. Amounts in 000s.
(d) Perpetual security with no stated maturity date.
(e) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(f) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 15,099
USD  11,155 Citibank, N.A. 03/15/2023 $ 197
CAD 47,860
USD  35,877 HSBC Bank USA, N.A. 03/15/2023 104
EUR 1,003
USD  1,093 Citibank, N.A. 03/15/2023 1
JPY 2,098,393
USD  16,044 HSBC Bank USA, N.A. 03/15/2023 174
USD 78,065
CAD  101,477 HSBC Bank USA, N.A. 03/15/2023 1,774
2,250
Liabilities:
USD 1,052 EUR  1,024 Citibank, N.A. 03/15/2023 (65)
USD 135 GBP  115 HSBC Bank USA, N.A. 03/15/2023 (7)
USD 15,006 JPY  2,162,115 HSBC Bank USA, N.A. 03/15/2023 (1,704)
USD 28,608 EUR  26,362 State Street Bank & Trust Co. 03/15/2023 (131)
(1,907)
Net Unrealized Appreciation (Depreciation)
$343